As filed with the Securities and Exchange Commission on July 30, 2004


                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 37


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 39


                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900


                                David M. Whitaker

                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP

                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------

It is proposed that this filing become effective:


     immediately upon filing pursuant to Rule 485, paragraph (b)

     on ________________pursuant to Rule 485, paragraph (b)

     60 days after filing pursuant to Rule 485, paragraph (a)(1)

X    on September 30, 2004 pursuant to Rule 485, paragraph (a)(1)

     75 days after filing pursuant to Rule 485, paragraph (a)(2)

     on________________ pursuant to Rule 485, paragraph (a)(2)

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: B Shares and C Shares of Daily Assets Cash Fund.

[Henderson
Global Investors]















                                                              Prospectus

                                                              September __, 2004




Daily Assets Cash Fund
        B Shares
        C Shares







As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Daily Assets Cash Fund

Prospectus

                                                              September __, 2004


                                                                        B Shares
                                                                        C Shares

This Prospectus contains important information about the investment objective, strategies and risks of the Daily Assets Cash Fund (the "Fund") that you should know before you invest in it. Please read it carefully and keep it with your investment records. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund is a separate series of Monarch Funds.

TABLE OF CONTENTS

FUND SUMMARY...................................................................4
Investment Objective...........................................................4
Principal Investment Strategies................................................4
Principal Risks of Investing in the Fund.......................................5
PERFORMANCE INFORMATION........................................................6
FEES AND EXPENSES SUMMARY......................................................7
Shareholder Fees...............................................................7
Annual Fund Operating Expenses.................................................8
Example of Expenses............................................................8
MANAGEMENT OF THE FUND.........................................................9
The Adviser....................................................................9
Other Service Providers........................................................9
Fund Expenses..................................................................9
DESCRIPTION OF SHARE CLASSES..................................................10
Applicable Sales Charge- B Shares.............................................11
Applicable Sales Charge- C Shares.............................................11
Contingent Deferred Sales Charge..............................................12
Distribution and Service Fees.................................................13
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES...................................14
General Information...........................................................14
How to Purchase Shares........................................................15
Opening Your Account..........................................................15
Adding to Your Account........................................................16
How to Exchange Shares........................................................16
How to Redeem Shares..........................................................17
Other Considerations..........................................................18
INVESTOR SERVICES AND PROGRAMS................................................20
Distribution Options..........................................................20
Purchase and Redemption Programs..............................................21
OTHER INFORMATION.............................................................22
Additional Investment Policies................................................22
Distributions.................................................................22
Tax Considerations............................................................22
Provision of Annual and Semi-Annual Reports and Prospectuses..................23
FINANCIAL HIGHLIGHTS..........................................................24

Back Cover for Additional Information

FUND SUMMARY

DEFINITIONS [Left Hand Column]

     MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

     GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     REPURCHASE  AGREEMENT means a transaction in which securities are purchased
     and  simultaneously   committed  to  be  resold  to  another  party  at  an
     agreed-upon date and at a price reflecting a market rate of interest.

     This Prospectus offers B Shares and C Shares of Daily Assets Cash Fund (the "Fund"). Each share class has a $500 minimum initial investment and B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares and C Shares directly.

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to  maintain a stable net asset value of $1.00 per share by:
     o Investing in a diversified portfolio of Money Market Securities
     o Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

     The Fund invests primarily in a broad spectrum of Money Market Securities including:
     o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
     o Securities issued by domestic companies, such as commercial paper
     o Government Securities
     o Repurchase Agreements

     These investments may also include debt and mortgage backed securities issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.

     The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

     The Adviser may sell a security if:
     o Revised  economic  forecasts  or  interest   rate   outlook   requires  a
       repositioning of the Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN THE FUND

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

     The principal risks of the Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

     INTEREST RATE RISK Interest rates affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

     CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

     MANAGEMENT RISK As with all mutual funds, the securities selected by the Adviser may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

     MARKET RISK The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

PERFORMANCE INFORMATION
The following chart and table provides some indication of the risks of investing in the Fund's Investor Shares by showing changes in performance and investment returns from year to year and how the investment returns compare to a broad measure of market performance. The Fund's B and C Shares are not included in the chart and table because these classes have not been in operation for a full calendar year. The performance of Investor Shares does not reflect the annual operating expenses for the B and C Shares, which are higher than those of Investor Shares. B Shares and C Shares would have lower annual returns than those of the Investor Shares because B and C Shares charge higher distribution fees than Investor Shares. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the Fund's Investor Shares have operated. The table shows the best and worst quarterly returns during these periods.

DAILY ASSETS CASH FUND (INVESTOR SHARES)

[EDGAR PRESENTATION OF GRAPH
YEAR ENDED DECEMBER 31,
1996    4.78%
1997    4.90%
1998    4.87%
1999    4.49%
2000    5.75%
2001    3.55%
2002    1.07%
2003    0.44%]


Best          1.49% (quarter ended
Quarter:      12/31/00)

Worst         0.08% (quarter ended
Quarter:      12/31/03)


The calendar year-to-date total return as of June 30, 2004 was ____%.

The following table compares the average annual total returns of the Fund's Investor Shares for the periods ended December 31, 2003 to those of the iMoneyNet, Inc. First Tier Average. The iMoneyNet, Inc. First Tier Average is a composite of money market mutual funds with investment goals similar to the Fund's goals. Investments cannot be made in an average.

                                 ONE YEAR      FIVE YEARS     SINCE INCEPTION(1)
DAILY ASSETS CASH FUND             0.44%         3.04%              3.82%
IMONEYNET, INC. FIRST TIER
AVERAGE                             ---%          ---%              ---%

(1) Fund commenced operations on September 16, 1995.

To obtain current yield information, call toll-free 866.343.6337.

FEES AND EXPENSES SUMMARY


The following tables describe the various fees and expenses that you will pay if you invest in B Shares or C Shares of the Fund. Expenses are stated as a percentage of the Fund's average net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A)

--------------------------------------------------------------------------------
                                                      B SHARES        C SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                  None            None
Purchases (as a percentage of the Offering
Price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                   5.00% (b)       1.00% (c)
Imposed on Redemptions (as a percentage
of the Offering Price)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                  None            None
Reinvested Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.
(b) The contingent deferred sales charge ("CDSC") payable upon redemption of B Shares declines over time.
(c) A CDSC of up to 1% may be imposed on certain redemptions of C Shares. The CDSC applies to redemption of C Shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                             B SHARES         C SHARES
--------------------------------------------------------------------------------
Management Fees(a)                             0.04%          0.04%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee           1.00%          1.00%
--------------------------------------------------------------------------------
Other Expenses (b)                             ___%           ____%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(c)        ___%           ____%
--------------------------------------------------------------------------------


(a) Management fees will decrease on a breakpoint schedule as assets increase. Please see "Management of the Fund" for the breakpoints for the current fiscal year.
(b)  Other Expenses are based on estimated amounts for the current fiscal year.
(c) [Administrator] has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 1.65% for each class. These waivers and reimbursements may be reduced, increased, or eliminated at any time. In addition, the Distributor has agreed to voluntarily waive fees when necessary to keep the Fund's yield above 0.00%. This agreement may be modified or discontinued at any time.


EXAMPLE OF EXPENSES

     The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in one of the Fund's classes and then redeem all of your shares at the end of those periods (paying the relevant contingent deferred sales charge for B Shares and C Shares). The example also assumes that your investment has a 5% annual return that the Fund's total annual operating expenses remain as stated in the table above and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                B SHARES                      C SHARES
           1 YEAR
           3 YEARS
           5 YEARS
           10 YEARS

     You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

                                B SHARES                      C SHARES
           1 YEAR
           3 YEARS
           5 YEARS
           10 YEARS

MANAGEMENT OF THE FUND

     The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers may be found in the Statement of Additional Information ("SAI").

THE ADVISER

     The Adviser of the Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds.

     The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Fund and two other money market funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS

     Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

     The distributor (principal underwriter) of the Fund acts as the Fund's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

FUND EXPENSES

     The Fund pays for its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

DESCRIPTION OF SHARE CLASSES

     The Fund offers B Shares and C Shares through this prospectus. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. The share classes have different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences between the Classes of shares:

B SHARES
        o No front end sales charge. All your money goes to work for you right away.
        o Higher annual expenses than Investor Shares.
        o A CDSC on shares you sell within six years of purchase.
        o Automatic conversion to Investor Shares approximately eight years after issuance, thus reducing future annual expenses.
        o B Shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.
        o CDSC is waived for certain types of redemptions.

C SHARES
        o A 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter.
        o Shares do not convert to another Class.
        o Higher annual expenses than Investor Shares.
        o C Shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.
        o CDSC is waived for certain types of redemptions.

     B Shares and C Shares are not intended for purchase in amounts equal to or greater than $100,000 and $1,000,000, respectively. You and/or your financial adviser are responsible for ensuring that your investment in B Shares or C Shares does not exceed those limits. The Fund cannot ensure that they will identify purchase orders that would cause your aggregate investment in B Shares or C Shares to exceed the limits imposed on individual transactions.

     Factors you should consider in choosing a Class of shares include:

        o How long you expect to own the shares;
        o How much you intend to invest;
        o Total expenses associated with owning shares of each Class;
        o Whether you qualify for any reduction or waiver of sales charges;
        o Whether you plan to take any distributions in the near future;
        o Availability of share Classes; and
        o How share Classes affect payments to your financial adviser.

     Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share Class is best for you.

     Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

     If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

APPLICABLE SALES CHARGE - B SHARES

     A CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for B Shares is set forth under "Contingent Deferred Sales Charge."

     If you exchange B Shares of the Fund for Class B shares of a Henderson Global Fund, or vice versa, your holding period will be calculated from the time of your original purchase of the shares and will include the time that shares are held in the Fund.


     CONVERSION FEATURE - B SHARES:

           o B Shares of the Fund automatically convert to Investor Shares of the Fund eight years after you acquired such shares. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

           o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Investor Shares, which will increase your investment return compared to the B Shares.

           o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

           o The dollar value of Investor Shares you receive will equal the dollar value of the B Shares converted.

     The Board of Trustees may suspend the automatic conversion of B shares to Investor Shares for legal reasons or due to the exercise of its fiduciary duty.

APPLICABLE SALES CHARGE - C SHARES

     A 1% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

     You pay a CDSC when you redeem:

           o   B Shares within six years of purchase;

           o   C Shares within twelve months of purchase.

     The CDSC payable upon redemption of C Shares is 1.00%. The CDSC schedule for B Shares is set forth as follows.

     YEARS SINCE PURCHASE                            CDSC
     --------------------                            ----
     First................................           5.00%
     Second...............................           4.00%
     Third................................           4.00%
     Fourth...............................           3.00%
     Fifth................................           2.00%
     Sixth................................           1.00%
     Seventh and thereafter...............           0.00%

     The CDSC is calculated based on the original NAV at the time of your investment. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B shares or C shares of a Henderson Global Fund which you may have exchanged for B or C Shares of the Fund.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of a Henderson Global Fund from the date you acquired the original shares of the other Fund and will include the time that shares are held in the Fund.

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).

     CDSC WAIVERS

     The Fund will waive the CDSC payable upon redemptions of shares for:

       o death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

       o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

       o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2

       o withdrawals under the Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

     CDSC AGING SCHEDULE

     As discussed above, certain investments in B Shares and C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

     Purchases of B Shares or C Shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

     No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

     The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

     The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Agreement under which the Fund pays the [administrator] 0.25% of the average daily net assets of each of B Shares and C Shares for the servicing of shareholder accounts. Because B Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan and the administrator may pay any fee received under the Shareholder Service Agreement to the Adviser or other financial institutions that provide distribution and shareholder services with respect to B Shares and C Shares.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     You may purchase, exchange and redeem B Shares and C Shares of the Fund in the manner described below. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."

     GENERAL INFORMATION

     You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

     Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


               ORDER MUST BE RECEIVED BY:                 PAYMENT MUST BE RECEIVED BY:
   11:00 a.m., Pacific Time (2:00 p.m., Eastern   1:00 p.m., Pacific Time (4:00 p.m., Eastern
                       Time)                                        Time)


     On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which completed purchase and redemption orders must be received.


     WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which an NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis.

     TRANSACTIONS THROUGH THIRD PARTIES If you invest through a financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

HOW TO PURCHASE SHARES

     INITIAL PURCHASE

     INVESTMENT MINIMUMS:


     -------------------------------------------------------------------------------------------------------------
                                                      Minimum to Open              Minimum            Minimum
          Type of Account                             An Account*                  Addition           Balance
     -------------------------------------------------------------------------------------------------------------
          Regular                                     $500                           $50                $500
     -------------------------------------------------------------------------------------------------------------
          IRA and Roth IRA                            $500                           $50                $500
     -------------------------------------------------------------------------------------------------------------
          Coverdell Education Savings
          Account (Educational IRA)                   $500                           $50                $500
     -------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                   $500                           $50                $500
     -------------------------------------------------------------------------------------------------------------

     * B Shares and C Shares are only available for purchase from an exchange of a Henderson Global Fund.

     The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may avoid this by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.


OPENING YOUR ACCOUNT

     B Shares and C Shares are only available for purchase from an exchange of a Henderson Global Fund. You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your purchase.

     o COMPLETE THE  APPLICATION.   Please  call   866.343.6337   to  obtain  an
       application. MAKE check or money order payable to Monarch Funds. MAIL TO:

         REGULAR MAIL                   OVERNIGHT MAIL
         Henderson Global Funds         Boston Financial Data Services
         PO Box 8391                    c/o Henderson Global Funds
         Boston, MA 02266-8391          66 Brooks Drive, Suite 8391
                                        Braintree, MA 02184
                                        866.343.6337

     o Current shareholders may open a new identically registered account by:

     o WIRE.  Call 866.343.6337 to arrange for this transaction:

              State Street Bank and Trust Company
              Attn:  Mutual Funds
              Boston, MA 02110
              ABA # 0110-0002-8
              Attn:  Henderson Global Funds
              Deposit DDA #9905-541-0
              FBO: (please specify the Fund name, account number and name(s) on account)

     Generally, the Fund does not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT

     B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. There are several easy ways you can make additional investments of at least $50 to the Fund in your account:

        o ask your financial adviser to purchase shares on your behalf
        o send a check with the returnable portion of your statement
        o wire additional investments through your bank using the wire instructions as detailed above
        o authorize transfers by telephone between your bank account and your account through Automated Clearinghouse ("ACH"). You may elect this privilege on your account application or through a written request
        o through an Automatic Investment Plan (please see "Purchase and Redemption Programs" for details)

HOW TO EXCHANGE SHARES

     You may exchange your Fund shares for certain other funds. For a list of funds available for exchange, you may call the Transfer Agent. Not all funds or classes available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds and classes availability for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences.

     You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

     You can exchange your shares for shares of the same class of certain Henderson Global Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. Please note that a share exchange is a taxable event. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

HOW TO REDEEM SHARES

     You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends out your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

     Under unusual circumstances such as when the New York Stock Exchange (NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

     You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

     REDEEMING THROUGH YOUR FINANCIAL ADVISER

     You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

     REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

     o BY TELEPHONE. You can call shareholder services at 866.343.6337 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of the Fund, your account number and the number of shares or dollar amount to be sold. MAIL TO:

          REGULAR MAIL                   OVERNIGHT MAIL
          Henderson Global Funds         Boston Financial Data Services
          PO Box 8391                    c/o Henderson Global Funds
          Boston, MA 02266-8391          66 Brooks Drive, Suite 8391
                                         Braintree, MA 02184
                                         866.343.6337

     o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application.

          NOTE: IF AN ADDRESS CHANGE HAS OCCURRED WITHIN 30 DAYS OF THE REDEMPTION, A SIGNATURE GUARANTEE WILL BE REQUIRED.

     SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

     Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE guarantee. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name, address or are establishing or changing a TOD (Transfer on Death) beneficiary

     o    You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o    Your address of record was changed within the past 30 days

     o You want the check made payable to someone other than the account owner

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o You may want your redemption proceeds wired to an account other than your account of record

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

OTHER CONSIDERATIONS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Fund does not accept [third party checks, money orders, currency or monetary instruments in bearer form.] The Fund reserves the right to reject or restrict any specific purchase or exchange request.

     An exchange request involves either a request to purchase or redeem shares of the Fund. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

     CUSTOMER IDENTITY VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

     If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected. When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

     The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

     The Fund may reject your application under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

     ANTI-MONEY LAUNDERING PROGRAM. Customer identification and verification are part of the Fund's overall obligation to deter money laundering under federal law. The Trust has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

     EXCESSIVE TRADING PRACTICES. While the Fund can expect more frequent purchases and redemptions than other types of funds, short-term or excessive trading (market timing) is discouraged. The Fund will seek to detect and deter market timing and reserves the right to reject or restrict any purchase order (including exchanges) from an investor.

     REINSTATEMENT PRIVILEGE. Once a year, you may decide to reinstate shares that you have redeemed within the past 90 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. If shares were redeemed from a B Shares or C Shares account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

     IN-KIND DISTRIBUTIONS. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.


INVESTOR SERVICES AND PROGRAMS

     As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

     The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (THIS OPTION WILL BE ASSIGNED IF NO OTHER OPTION IS SPECIFIED);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares;

     o    Dividend and capital gain distributions in cash; or

     o Dividend and capital gain distributions reinvested in additional shares of a Henderson Global Fund of your choice.

     Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information - Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS

     For your convenience, the following purchase and redemption programs are made available to you with respect to B Shares and C Shares, without extra charge:

     AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of shares of a Henderson Global Fund. You may make exchanges of at least $50 with any of the Henderson Global Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

     REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

     DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of a Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of a Henderson Global Fund.

     SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For B Shares and C Shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days' notice.

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

     The Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

     The Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.

     Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

DISTRIBUTIONS

     The Fund declares distributions from its net investment income daily and pays those distributions monthly. In addition, the Fund pays capital gain distributions, if any, at least annually.

     All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

     See "Distribution Options" above for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

     UNDELIVERABLE DISTRIBUTIONS

     If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Fund may cancel the check and reinvest the proceeds. In addition, after such six-month period: (1) the Fund will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Fund will automatically reinvest future dividends and distributions.

TAX CONSIDERATIONS

     The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

     The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

     The Fund will send you information about the income tax status of distributions paid during the year shortly after the end of each year.

     For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

     The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

FINANCIAL HIGHLIGHTS

     The following table is intended to help you understand the performance of the Fund's Investor Shares. Data for the Fund's B Shares and C Shares are not included in the table as B Shares and C Shares had not commenced operations prior to the date of this Prospectus. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Investor Shares (assuming the reinvestment of all distributions). The information in the table is unaudited. The Fund's financial statements are included in the annual report, which is available upon request, without charge.


                                             SELECTED DATA FOR A SINGLE SHARE                             RATIOS/SUPPLEMENTAL DATA
                                         ------------------------------------------                    -----------------------------
                                                                                                                    Ratios to
                                                                                                               Average Net Assets(a)
                                                                                                  Net
                                                                                Ending         Assets at
                   Beginning                                                      Net           End of
Year Ended         Net Asset    Net    Net realized Distributions Distributions  Asset          Period            Net
August 31,         Value Per Investment  Gain on       From Net     From Net     Value           (000's   Net  Investment  Gross
(except as noted)    Share     Income  Investments   Investment     Realized      Per   Total  Omitted) Expenses Income  Expenses(c)
                                                        Income       Gains       Share Return(b)
DAILY  ASSETS  CASH
FUND
INVESTOR SHARES
 Six months ended
 February 29, 2004 $1.00         - (d)    - (d)       $ - (d)           -        $1.00   0.15%   $261,305  0.84%     0.29%    0.86%
         2003       1.00      $0.01       -          (0.01)             -         1.00   0.64%    303,389  0.84%     0.68%    0.86%
         2002       1.00       0.01       -          (0.01)             -         1.00   1.48%    646,285  0.83%     1.51%    0.83%
         2001       1.00       0.05       -          (0.05)             -         1.00   4.85%    791,138  0.82%     4.78%    0.82%
         2000       1.00       0.05       -          (0.05)                       1.00   5.38%    994,191  0.83%     5.40%    0.85%
         1999       1.00       0.04       -          (0.04)             -         1.00   4.41%    269,421  0.83%     4.30%    0.85%

(a)  All ratios for periods of less than one year are annualized.
(b)  Not annualized
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(d)  Less than $0.01 per share.

MORE  INFORMATION  ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST,  INCLUDING THE
FOLLOWING:

ANNUAL / SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.343.6337 for shareholder services or 866.443.6337 for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391 Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.343.6337

SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at www.sec.gov.

                                    Investment Company Act File No. 811-6742

--------------------------------------------------------------------------------
                                             STATEMENT OF ADDITIONAL INFORMATION

                                             , 2004

FUND INFORMATION:

Monarch Funds                                    DAILY ASSETS CASH FUND

Two Portland Square
Portland, Maine 04101

(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112

(800) 754-8757


This Statement of Additional Information or "SAI" supplements the Prospectus dated September xx, 2004 offering B Shares and C Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information for the Funds included in the Prospectus and the Annual and Semi-Annual Reports to shareholders, is incorporated into this SAI by reference. Copies of the Annual and Semi-Annual Reports may be obtained, without charge, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY                                                                1

INVESTMENT POLICIES AND RISKS                                           2

INVESTMENT LIMITATIONS                                                  5

MANAGEMENT                                                              10

PORTFOLIO TRANSACTIONS

PURCHASE AND REDEMPTION INFORMATION


TAXATION                                                                22

OTHER MATTERS                                                           25


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                          A-1


APPENDIX B - MISCELLANEOUS TABLES                                       B-1

 APPENDIX C  - PROXY VOTING PROCEDURES                                  C-1

1

GLOSSARY

As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION


Accountant                    Citigroup Global Transaction Services.

Administrator                 Citigroup Global Transaction Services.

Adviser                       Forum Investment Advisors, LLC.

Board                         The Board of Trustees of the Trust.

Citigroup                     Citigroup Global Transaction Services.

Class Each separate class of shares of beneficial interest in the Fund.

Code                          The Internal Revenue Code of 1986, as amended.


Custodian                     Forum Trust, LLC.

Distributor                   Forum Fund Services, LLC.

Fund                          Daily Assets Cash Fund.

Fitch                         Fitch Ratings.

Government Securities         Securities issued or guaranteed by the U.S.
                              Government, its agencies or instrumentalities.

Independent                   Trustee A Trustee that is not an interested person
                              of the Trust as that term is  defined  in  Section
                              2(a)(19) of the 1940 Act.

IRS                           Internal Revenue Service.

Moody's                       Moody's Investors Service.

NAV                           Net asset value per share.

NRSRO A nationally recognized statistical rating organization.

SAI                           Statement of Additional Information

SEC                           The U.S. Securities and Exchange Commission.

S&P                           Standard & Poor's Corporation, a division of the
                              McGraw Hill Companies.

Transfer Agent                Citigroup Global Transaction Services.

Treasury Securities           Securities issued or guaranteed by the U.S.
                              Treasury.

Trust                         Monarch Funds.

1933 Act                      The Securities Act of 1933, as amended.

1940 Act                      The Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

--------------------------------------------------------------------------------


The following discussion supplements the disclosure in the Prospectuses about the Fund's investment techniques, strategies and risks.


A. SEC RULE 2A-7


Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.


B. FIXED INCOME SECURITIES

1. GENERAL


VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, a Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

The Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.


ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.


SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.


2. RISKS


INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C. REPURCHASE AGREEMENTS

1. GENERAL


The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.


2. RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D. BORROWING

1. GENERAL


The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2. RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E. WHEN-ISSUED SECURITIES

1. GENERAL


The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2. RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F. ILLIQUID SECURITIES

1. GENERAL


The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.


2. RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3. DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

4. CORE AND GATEWAY STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.


A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Fund may be changed by the Board without interestholder approval. In the event that a Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A. FUNDAMENTAL LIMITATIONS


The Fund may not:


DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B. NONFUNDAMENTAL LIMITATIONS


The Fund may not:


BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

--------------------------------------------------------------------------------

MANAGEMENT

--------------------------------------------------------------------------------

A. TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is Two Portland Square, Portland, Maine 04101. The Fund Complex includes the Trust and three other investment companies which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an interested Trustee due to his control of the Adviser and Distributor. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN

                                                                                          FUND COMPLEX    OTHER TRUSTEESHIPS

                               POSITION     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY      HELD BY TRUSTEES
           NAME,               WITH THE    TIME SERVED           PAST 5 YEARS               TRUSTEE

      AGE AND ADDRESS            TRUST


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

INTERESTED TRUSTEE


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

John Y. Keffer(1)             Trustee      1989-Present President, Citigroup, Fund       24              None
Born:  July 15, 1942                                    Services (a fund services
Two Portland Square                                     company) since 2003; President
Portland, ME 04101                                      and owner of Forum Fund
                                                        Services,  LLC  (Trust's
                                                        distributor); President,
                                                        Forum  Financial  Group,
                                                        LLC  ("Forum")  (a  fund
                                                        services         company
                                                        acquired by Citigroup in
                                                        2003) 1989-2003. Trustee
                                                        of one other  investment
                                                        company  within the fund
                                                        complex.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------


INDEPENDENT TRUSTEES


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

Costas Azariadis              Trustee      1989-Present Professor of Economics,          24              None
Born:  February 15, 1943                                University of California-Los
Two Portland Square                                     Angeles
Portland, ME 04101                                      Visiting Professor of
                                                        Economics,        Athens
                                                        University  of Economics
                                                        and   Business   1998  -
                                                        1999.   Trustee  of  one
                                                        other investment company
                                                        within the fund complex.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

James C. Cheng                Trustee      1989-Present President, Technology            24              None
Born:  July 26, 1942                                    Marketing Associates
Two Portland Square                                     (marketing company for small
Portland, ME 04101                                      and medium sized businesses in
                                                        New England)


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

                                       7

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
                                                        Trustee of
                                                        one   other   investment
                                                        company  within the fund
                                                        complex.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

J. Michael Parish             Chairman,    1989-Present Retired; Partner, Wolfe,         24              None
Born:  November 9, 1943       Trustee      (Chairman    Block, Schorr and Solis-Cohen
Two Portland Square                        since 2004)  LLP (law firm) 2002 - 2003;
Portland, ME 04101                                      Partner, Thelen Reid & Priest
                                                        LLP  (law  firm)  1995 -
                                                        2002.   Trustee  of  one
                                                        other investment company
                                                        within the fund complex.


----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

(1) Mr. Keffer indirectly controls the Distributor.


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN

                                                                                          FUND COMPLEX

                               POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY     OTHER TRUSTEESHIPS
           NAME,               WITH THE    TIME                  PAST 5 YEARS               TRUSTEE        HELD BY TRUSTEES
      AGE AND ADDRESS            TRUST       SERVED


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

          OFFICERS


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

David I. Goldstein            President                Director, Citigroup since 2003;    N/A             N/A
Born: August 3, 1961                      2003-Present Director of Business & Product
Two Portland Square                                    Development, Forum 1999-2003.
Portland, ME 04101                                     President/Assistant Secretary
                                                       of one other investment company
                                                       within the fund complex.


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

Beth P. Hanson                Vice                      Relationship Manager;             N/A             N/A
Born:  July 15, 1966          President/Ass2003-PresentCitigroup since 2003;
Two Portland Square           Secretary                Relationship Manager, Forum
Portland, ME 04101                                     1999-2003.  Vice
                                                       President/Assistant
                                                       Secretary  of  one  other
                                                       investment company within
                                                       the     fund     complex.
                                                       Secretary  of  one  other
                                                       investment company within
                                                       the fund complex.


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

Stacey E. Hong                Treasurer    2002-PresentDirector, Fund Accounting,            N/A          N/A
Born:  May 10, 1966                                    Citigroup since 2003; Director
Two Portland Square                                    Forum Accounting Services, LLC
Portland, ME 04101                                     (fund accountant acquired by
                                                       Citigroup     in    2003)
                                                       1999-2003.  Treasurer  of
                                                       two   other    investment
                                                       companies within the fund
                                                       complex.


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

Leslie K. Klenk               Secretary    1998-PresentCounsel, Citigroup since 2003;    N/A             N/A
Born:  August 24, 1964                                 Counsel, Forum 1999-2003.
Two Portland Square                                    Secretary of one other
Portland, ME 04101                                     investment companies within the
                                                       fund complex.


----------------------------- ------------ ----------- --------------------------------- --------------- ----------------------

B. TRUSTEE OWNERSHIP OF INVESTMENT COMPANIES

                                                   AGGREGATE DOLLAR RANGE OF
                                               OWNERSHIP AS OF DECEMBER 31, 2003
                   DOLLAR RANGE OF BENEFICIAL     IN ALL REGISTERED INVESTMENT
      TRUSTEES    OWNERSHIP IN THE TRUST AS OF  COMPANIES OVERSEEN BY TRUSTEE IN
                        DECEMBER 31, 2003         FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

John Y. Keffer              None                        $10,001-50,000
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Costas Azariadis            None                             None
James C. Cheng              None                             None
J. Michael Parish           None                         Over $100,000


C. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


D. INFORMATION CONCERNING BOARD COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2003, the Audit Committee met 3 times.NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees.. The Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended August 31, 2003, the Nominating Committee did not meet.

QUALIFIED LEGAL COMPLIANCE COMMITTEE. The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2003 the QLCC did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended August 31, 2003, the Valuation Committee did not meet.


E. COMPENSATION OF TRUSTEES AND OFFICERS


Each Independent Trustee is paid an annual retainer fee of $9,000 for services to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended (whether the special Board meetings are attended in person or by electronic communication). Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr.

Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth estimated fees to be paid to each Trustee by the Trust and the Fund Complex for the fiscal year ending August 31, 2004.

F. INVESTMENT ADVISER

1.       SERVICES


                                                                                                      TOTAL COMPENSATION FROM
                         COMPENSATION FROM                                                            TRUST AND FUND COMPLEX
      TRUSTEES                 FUNDS                   BENEFITS                  RETIREMENT
------------------------------------------------------------------------------------------------------------------------------
John Y. Keffer                   $0                       $0                         $0                         $0
Costas Azariadis               $9,000                     $0                         $0                       $9,000
James C. Cheng                 $9,000                     $0                         $0                       $9,000
J. Michael Parish              $9,000                     $0                         $0                       $9,000



The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.


2. FEES


Table 1 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund.


3. OTHER


The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Independent Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


4. ADVISORY AGREEMENT APPROVAL


In approving the Advisory Agreement with respect to the Fund, the Board noted that the Trustees had previously served as trustees of Core Trust (Delaware), another registered investment company. As trustees of that investment company, in November 2002, they approved an advisory agreement between the Adviser and the funds in which the Fund's predecessor invested substantially all of its assets. The Board noted that the Fund's performance ranked in the top quartile of its peer group for several, if not all, of the following periods ended August 31, 2002: 3-month, 6-month, 1-year, 3-year (annualized), and 5-year (annualized).


The Board also considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems in the last year.

In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

G. DISTRIBUTOR

1. SERVICES


The Distributor serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is controlled by Forum Trust, LLC, the Fund's custodian, which is controlled by John Y. Keffer.

The Distributor acts as the representative of the Trust in connection with the offering of a Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.


The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2. FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3. OTHER


The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Independent Trustees.


The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4. DISTRIBUTION PLAN


In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares, B and C Shares of the Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of Investor Shares and 0.75% of the average daily net assets of B Shares and C Shares.


The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.


The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to the Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the affected class or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the affected class) and that other material amendments of the Plan must be approved by the Independent Trustees. The Board may terminate the Plan at any time by a majority of the Independent Trustees, or by the shareholders of the Fund's Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable, waived, and paid under the Plan with respect to the Fund for the past three fiscal years.


H. OTHER SERVICE PROVIDERS

1. ADMINISTRATOR


As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund, plus an additional $25,000 for each of B Shares and C Shares.

Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.


Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years.


2. TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Fund pays the Transfer Agent an annual fee of $12,000 plus $6,000 for each additional class ($15,000 for B Shares and C Shares). The Transfer Agent also receives a fee based on the average daily net assets of each class as follows: 0.05% for Universal Shares, 0.10% for Institutional Service Shares, and 0.20% for each of Institutional Shares, Investor Shares, B Shares and C Shares. Certain shareholder account fees are also charged.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agency Agreement. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The Transfer Agent or sub-transfer agents or processing agents retained by the Transfer Agent may offer and redeem Fund shares.

3. SHAREHOLDER SERVICE AGREEMENT


The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, Institutional Service Shares, B Shares, and C Shares of the Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares, and Institutional Service Shares and 0.25% of the average daily net assets of B Shares and C Shares. The Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor, Institutional Service Shares, B Shares and C Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Independent Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Independent Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or the Administrator.


The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Fund.


Table 4 in Appendix B shows the dollar amount of fees payable by each class of the Fund to Administrator, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.


5. FUND ACCOUNTANT


The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, plus $12,000 for each additional class over one for the Fund. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.


Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.


Table 5 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.


6. CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.


7. LEGAL COUNSEL


[        ], passes upon legal matters in connection  with the issuance of shares of the Trust.


8. INDEPENDENT AUDITORS


[       ], is  the  independent  auditor of the Funds.  The  auditor  audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.


PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Fund will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.


Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.


The Fund paid no brokerage commissions during fiscal years ended August 31, 2001, 2002 and 2003.


A. OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B. SECURITIES OF REGULAR BROKER-DEALERS

Table 6 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


PURCHASE AND REDEMPTION INFORMATION

--------------------------------------------------------------------------------
A. GENERAL INFORMATION


Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent. B Shares and C Shares are only available for purchase through an exchange of a Henderson Global Fund.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund or its classes may be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's or class' availability.


B. ADDITIONAL PURCHASE INFORMATION


The Distributor sells shares of the Fund on a continuous basis.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


C. IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.


The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Fund at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.


Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. Consult your tax advisors about your specific tax situation.

D. UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E. PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund with dealers authorized by Henderson in its sole discretion. You cannot purchase B Shares or C Shares directly.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.


Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


F. LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

G. ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.


Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H. SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I. REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


J. DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

K. CONTINGENT DEFERRED SALES CHARGE (B SHARES AND C SHARES)

With respect to B Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
(4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
(5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

L. CONVERSION OF B SHARES The conversion of B Shares of the Fund to Investor Shares of the Fund is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code; and (2) the conversion of B Shares does not constitute a taxable event under Federal income tax law. The conversion B Shares to Investor Shares may be suspended if such an opinion is not available at the time the conversion is to occur. In that event, no conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the B Shares.


TAXATION

--------------------------------------------------------------------------------


The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.


This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.


The tax year-end of the Fund is August 31 (the same as the Fund's fiscal year end).

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.


1. MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.


All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.


The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


D. BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E. FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS

--------------------------------------------------------------------------------
A. THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION


The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. Prior to June 9, 2003, the Fund operated under a master-feeder fund structure whereby they sought to achieve its investment objective by investing all of its investable assets in separate portfolios (the "Portfolios") of Core Trust (Delaware) ("Core Trust"). The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of the Fund, Daily Assets Government Fund, Daily Assets Treasury Fund and Daily Assets Government Obligations Fund. The Fund offers shares of beneficial interest in an Investor, Preferred, Institutional Service, B, C, Institutional and Universal Share class of these series. Each class of the Fund may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1 of the 1940 Act. However, the Adviser and the Distributor have adopted codes of ethics under that Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.


2. SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.


3. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP


As of September xx, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund and each class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund or class. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund or class are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of ________, 2004, the following persons beneficially or of record owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


--------------------------------------------------------------------------------
   CONTROLLING PERSON
      INFORMATION          NAME AND ADDRESS     SHARES   % OF CLASS    % OF FUND
--------------------------------------------------------------------------------

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Under Massachusetts law, shareholders of a Fund conceivably may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES


Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   233-3368   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.


E. REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F. FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended August 31, 2003, which are included in the Fund's annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, independent auditors' reports and other items required by Regulation S-X. The unaudited financial statements for the six-month period ended February 29, 2004, which are included in the Fund's semiannual report to Shareholders, are incorporated herein by reference.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the period June 9, 2003 to August 31, 2003 were:

                                        DAILY ASSETS
PERIOD ENDED AUGUST 31,                 CASH FUND
    2003                                 $48,075

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

                                        CASH
PERIOD ENDED AUGUST 31,                 PORTFOLIO
    2003 (9/1/2002 to 6/8/2003)         $221,143
    2002                                 494,099
    2001                                 606,795

TABLE 2 - DISTRIBUTION FEES


The fees payable by the Fund (including its predecessors) under the Distribution Plan for the past three years were:


INVESTOR SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

   Daily Assets Cash Fund             1,120,169             -          1,120,169
2002

   Daily Assets Cash Fund             1,732,245             -          1,732,245
2001

    Daily Assets Cash Fund            2,324,866             -          2,324,866


For the fiscal year ended August 31, 2003, all of the fees paid under the Distribution Plan were made to financial institutions that make the Fund's Investor Shares available for sale to their clients and for marketing of the Fund's Investor Shares. No fees were paid for the distribution of B or C shares during these periods because they had not yet commenced operations.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

PREFERRED SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

  Daily Assets Cash Fund               7,195                 7,195           -
2002

  Daily Assets Cash Fund              37,898                37,898           -
2001

  Daily Assets Cash Fund                   -                     -           -

UNIVERSAL SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

  Daily Assets Cash Fund              64,494                24,727        39,767
2002

  Daily Assets Cash Fund              25,540                     -        25,540
2001

  Daily Assets Cash Fund              26,922                     -        26,922

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

  Daily Assets Cash Fund               8,378                     -         8,378

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

  Daily Assets Cash Fund             129,713                    -        129,713
2002

  Daily Assets Cash Fund             284,274                    -        284,274
2001

  Daily Assets Cash Fund             372,321                    -        372,231

INVESTOR SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

  Daily Assets Cash Fund             308,532                    -        308,532
2002

  Daily Assets Cash Fund             372,094                    -        372,094
2001

  Daily Assets Cash Fund             464,973                    -        464,973

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003 (9/1/2002 TO 6/8/2003)

   Cash Portfolio                    311,499                    -        311,499
2002

   Cash Portfolio                    733,971                    -        733,971
2001

   Cash Portfolio                    924,827                    -        924,827

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Fund under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

   Daily Assets Cash Fund             15,232               9,590           5,642

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

   Daily Assets Cash Fund            394,415              73,722         320,693
2002

   Daily Assets Cash Fund          1,073,516              51,885       1,021,631
2001

   Daily Assets Cash Fund          1,489,283                 -         1,489,283

INVESTOR SHARES

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

   Daily Assets Cash Fund            896,145              79,409         816,736
2002

   Daily Assets Cash Fund          1,385,796                 -         1,385,796
2001

   Daily Assets Cash Fund          1,859,893                 -         1,859,893

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003

    Daily Assets Cash Fund            26,174                 -            26,174
2002

    Daily Assets Cash Fund             3,000                 -             3,000
2001

    Daily Assets Cash Fund               -                   -               -

The fees payable by the Portfolio under an agreement between the Core Trust and the Accountant for the past three years were:

YEAR ENDED AUGUST 31,              CONTRACTUAL FEE      FEE WAIVED      FEE PAID
2003 (9/1/2002 TO 6/8/2003)

    Cash Portfolio                    41,415                 -            41,415
2002

    Cash Portfolio                    57,500                 -            57,500
2001

    Cash Portfolio                    49,500                 -            49,500

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS


The regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2003 and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year ended were as follows:


                                                      VALUE (000'S OMITTED)

DAILY ASSETS CASH FUND

Bear Stearns & Co., Inc.                                      71,950
Merrill Lynch Pierce Fenner Smith, Inc.                       25,000
Goldman Sachs & Co.                                           24,938
Banc of America Securities                                    16,800




TABLE 7 - 5% SHAREHOLDERS


As of ___________, 2004, the shareholders listed below owned of record 5% or more of the outstanding shares of each Class of Shares of the Fund.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

        5% SHAREHOLDERS     NAME AND ADDRESS     SHARES   % OF CLASS   % OF FUND

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                      APPENDIX C - PROXY VOTING PROCEDURES


                                  MONARCH FUNDS

                         POLICIES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003

         SECTION 1.  PURPOSE

         These Policies describe the policies for each series (each a "Fund") of Monarch Funds (the "Trust") in respect to voting as a shareholder of the issuers whose securities are held by the Fund. The Trust has delegated to the investment advisers (each an "Adviser") of the Funds the obligation to exercise the Funds' right to vote as a shareholder. The Board of Trustees of the Trust (the "Board") expects that an Adviser will exercise its voting responsibilities as a fiduciary, with the goal of maximizing the value of the respective Fund and its shareholders.

         SECTION 2.  RESPONSIBILITIES

         (a) ADVISER. Pursuant to the investment advisory agreement between the Trust and the Adviser, the Trust has delegated the authority to vote as a shareholder to each Adviser. These Policies are to be implemented by an Adviser with respect to the Funds to which it provides advisory services. To the extent that these Policies do not cover potential issues related to shareholder voting, the Adviser shall promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that they should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to the Adviser's chosen agent to vote proxies with respect to which the Adviser has discretion (a "Proxy Voting Service").

         (b) PROXY MANAGER. The Trust shall appoint an officer of the Trust as proxy manager (the "Proxy Manager"). The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares. These Policies are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (a) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
(i) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (ii) the Board has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (iii) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information ("Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

         In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections 4(b) and (c).

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

         (b) ROUTINE MATTERS. As the quality and depth of management is a factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

         (i) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (ii) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

         (iii) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         (c) NON-ROUTINE MATTERS.

         (i) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

         (ii) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

         (iii) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

         (iv) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

         (v) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (d) CONFLICTS OF INTEREST. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

          The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

         (i) ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

         (ii) IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

         (iii) MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then

         (x) If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

         (y) If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

         (e) ABSTENTION. The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                         FORUM INVESTMENT ADVISORS, LLC

                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A.       vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

6

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated February 7, 2003 (Exhibit incorporated by reference as filed as Exhibit (a) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(b) By-Laws of Registrant dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (b) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(c) Sections 2.10 and 10.3 and Article VII of the Agreement and Declaration of Trust filed as Exhibit 23(a).

(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated June 14, 2003 (Exhibit incorporated by reference as filed as Exhibit (d) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of April 23, 2003 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

(f)  None.

(g) Custodial Services Agreement between Registrant and Forum Trust, LLC dated June 6, 2003 (Exhibit incorporated by reference as filed as Exhibit (g) in Post-Effective Amendment No. 34 via Edgar on July 23, 2003, accession number 0001004402-03-000438).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (1) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).

     (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (2) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).

     (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in Post-Effective Amendment No. 32 via Edgar on April 23, 2003, accession number 0001004402-03-000257).

     (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (4) in Post-Effective Amendment No. 35 via Edgar on December 31, 2003, accession number 0001004402-03-000653).


(i) Opinion and Consent of Kirkpatrick & Lockhart LLP to be filed by further amendment.

(j)  Consent of Independent Auditors to be filed by further amendment.


(k)  None.

(l)  None.

(m)  None.


(n)  Multiclass (Rule 18f-3), as amended, to be filed by further amendment.


(p) Not required because the securities being registered are money market funds.

Other Exhibits:


(1) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (1) in Post-Effective Amendment No. 36 via Edgar on January 9, 2004, accession number 0001004402-04-000015).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

          AGREEMENT AND DECLARATION OF TRUST

          The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as Exhibit 23(a) and which is incorporated herein by reference.

          DISTRIBUTION AGREEMENT

          The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

               (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

               (ii) any  error  of  judgment  or  mistake  of law,  for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

          This description is qualified in its entirety by the contents of the Distribution Agreement included in this Registration Statement as
          Exhibit 23(e) and which is incorporated herein by reference.

          INVESTMENT ADVISORY AGREEMENT

          The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

          This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 23(d) and which is incorporated herein by reference.

          OTHER AGREEMENTS OF THE REGISTRANT

          The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

          The  Registrant's   Transfer  Agency  Agreement  and  Fund  Accounting
          Agreement contain similar indemnification language.

          This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as
          Exhibit 23(h)(1), Exhibit 23(h)(2), and Exhibit 23(h)(4), respectively, and which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Forum Investment Advisors, LLC under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

          The  following  are the  members  of Forum  Investment  Advisors,  LLC
          ("FIA"),  including  their  business  connections,   which  are  of  a
          substantial nature.

                           Forum Trust, LLC, Member


          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Trustee of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and President of Citigroup, Fund Services ("Citigroup"). Mr. Keffer is also a of another registered investment company for which the various operating subsidiaries of Citigroup provide services.


          The following chart reflects the officers of FIA, including their business connections that are of a substantial nature. The address of FIA and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Citigroup provides services.

         Name                                 Title                               Business Connection

         John Y. Keffer                       Chairman                            Forum Trust, LLC

         Carl A. Bright                       President and Treasurer             Forum Trust, LLC
                                                                                  Forum Fund Services, LLC

         Nanette K. Chern                     Chief Compliance Officer            Forum Fund Services, LLC

         Richard J. Berthy                    Vice President, Secretary,          Forum Trust, LLC
                                              Assistant Treasurer                 Forum Fund Services, LLC

         Erica B. Olson                       Assistant Secretary


ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Forum  Fund  Services,   LLC,   Registrant's   underwriter  serves  as
          underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust                 ICM Series Trust
         The Cutler Trust                                 Monarch Funds
         Forum Funds                                      Sound Shore Fund, Inc.
         Henderson Global Funds

     (b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

        Name                      Position with Underwriter           Position with Registrant

        John Y. Keffer                        Director                           Chairman, President
        Stacey E. Hong                        Treasurer                          Treasurer


     (c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on July 30, 2004.



                                                 MONARCH FUNDS


                                        By:    /S/ DAVID I. GOLDSTEIN
                                           -------------------------------------
                                                   David I. Goldstein, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on July 30, 2004.


(a)      Principal Executive Officer

         /S/ DAVID I. GOLDSTEIN
         --------------------------------
             David I. Goldstein President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         -----------------------------
             Stacey E. Hong, Treasurer

(c) A majority of the Trustees

         John Y. Keffer, Trustee
         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee


         By:/S/ DAVID I. GOLDSTEIN
            -----------------------------------------
                David I. Goldstein, Attorney in fact*

         * Pursuant to powers of attorney as previously filed.


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